Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2024
Cash & cash equivalents	5(a)	—	—	38,029	38,029
Trade & other receivables	5(b)	—	—	2,996	2,996
Financial assets at fair value through other comprehensive income		1,208	—	—	1,208
Other non-current assets		—	—	1,333	1,333
		1,208	—	42,358	43,566
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income		1,014	—	—	1,014
Other non-current assets		—	—	2,102	2,102
		1,014	—	86,014	87,028
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2024
Trade and other payables	5(c)	—	—	11,860	11,860
Borrowings	5(d)	—	—	118,980	118,980
Contingent consideration	5(e)(iii)	—	31,195	—	31,195
Warrant liability	5(e)(vi)	—	13,437	—	13,437
		—	44,632	130,840	175,472
As of June 30, 2024
Trade and other payables	5(c)	—	—	7,070	7,070
Borrowings	5(d)	—	—	114,345	114,345
Contingent consideration	5(e)(iii)	—	26,892	—	26,892
Warrant liability	5(e)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Cash at bank	37,656	62,563
Deposits at call(1)	373	397
	38,029	62,960

(1)As of December 31, 2024 and June 30, 2024, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	Notes	As of December 31, 2024	As of June 30, 2024
Trade debtors		1,463	1,403
Tax incentives recoverable (1)		802	854
Foreign withholding tax recoverable		47	471
Net investment in sublease		225	224
Interest receivables		2	23
Other recoverable taxes (Goods and services tax and value-added tax)		457	423
Other asset	13	—	17,554
Trade and other receivables		2,996	20,952

(1) Research and development tax incentive
The Group's research and development activities are eligible under the Australian government's Innovation
Australia Research and Development Tax Incentive program for research and development activities conducted in relation to qualifying research that meets the regulatory criteria. Management has assessed these activities and expenditures to determine which costs are likely to be eligible under the incentive scheme. The Group assesses, on an annual basis, the quantum of previous research and development tax claims and on-going eligibility to claim this tax incentive in Australia. The tax incentives recoverable as of December 31, 2024 pertains to an estimate for the year ended June 30, 2024.
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Clinical trial research and development expenditure	367	391
Prepaid insurance and subscriptions	2,736	1,775
Other	1,357	385
Prepayments	4,460	2,551

Summary of Trade and Other Payables	c. Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Trade payables and other payables	11,860	7,070
Trade and other payables	11,860	7,070

Summary of Borrowings
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(10,479)	(9,833)
Amortization of carrying amount, net of payments made	47,540	42,259
	118,980	114,345

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Borrowings
Current
Borrowings - NovaQuest	3,721	1,869
Borrowings - Oaktree	13,784	11,993
	17,505	13,862
Non-current
Borrowings - NovaQuest	68,673	64,562
Borrowings - Oaktree	32,802	35,921
	101,475	100,483
	118,980	114,345

Summary of Net Debt
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Cash and cash equivalents	38,029	62,960
Borrowings	(118,980)	(114,345)
Lease liabilities	(7,131)	(4,578)
Warrant liability	(13,437)	(4,647)
Net Debt(1)	(101,519)	(60,610)

Cash and cash equivalents	38,029	62,960
Gross debt - fixed interest rates	(126,111)	(118,923)
Gross debt - variable interest rates	—	—
Warrant liability	(13,437)	(4,647)
Net Debt(1)	(101,519)	(60,610)
(1)Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
Cash Flows(1)	5,880	1,063	—	6,943	(24,292)	(17,349)
Remeasurement adjustments	(31)	—	(11,978)	(12,009)	—	(12,009)
Other Changes(2)	(10,484)	(1,107)	—	(11,591)	—	(11,591)
Exercise of warrants	—	—	3,188	3,188	—	3,188
Acquisition – leases	—	(2,564)	—	(2,564)	—	(2,564)
Foreign exchange adjustments	—	55	—	55	(639)	(584)
Net Debt as at December 31, 2024	(118,980)	(7,131)	(13,437)	(139,548)	38,029	(101,519)
(1)Cash flows include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2024 and June 30, 2024 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,208	1,208
Total Financial Assets		—	—	1,208	1,208

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	31,195	31,195
Warrant liabilities	5(e)(vi)	—	—	13,437	13,437
Total Financial Liabilities		—	—	44,632	44,632

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	26,892	26,892
Warrant liabilities	5(e)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539

Summary of Changes in Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the six months ended December 31, 2024 and the year ended June 30, 2024.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2023	17,199
Reclassification during the period	—
Charged/(credited) to consolidated income statement:
Remeasurement(1)	9,693
Closing balance - June 30, 2024	26,892

Opening balance - July 1, 2024	26,892
Charged/(credited) to consolidated income statement:
Remeasurement(2)	4,303
Closing balance - December 31, 2024(3)	31,195

(1)In the year ended June 30, 2024 a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)In the six months ended December 31, 2024 a $4.3 million loss was recognized on the remeasurement of contingent consideration pertaining to the acquisition of the MSC assets. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for RYONCIL in the treatment of children with SR-aGVHD in December 2024.

(3) In January 2025, as discussed in Note 11, the Group issued 10,228,239 ordinary shares to Osiris as payment for a $20.0 million milestone following the FDA approval of RYONCIL in the United States.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

(in U.S. dollars, in thousands, except percent data)					Range of inputs (weighted average)
Description	Fair value as of December 31, 2024	Fair value as of June 30, 2024	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2024	Year Ended June 30, 2024	Relationship of unobservable inputs to fair value
Contingent consideration provision	31,195	26,892	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended December 31, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

Year ended 30 June, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Six months ended December 31, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Six months ended December 31, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Six months ended December 31, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 3.6% and 7.2%, respectively.

Year ended 30 June, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10.0% and 20.1%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2024	2024
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets(1)	30,506	26,236
Fair value of royalty payments from commercialization of the intellectual property acquired	689	656
	31,195	26,892
(1) In January 2025, as discussed in Note 11, we issued 10,228,239 ordinary shares to Osiris as payment for a $20.0 million milestone following the FDA approval of RYONCIL in the United States.
Summary of Warrant Liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2024	2024
Opening balance	4,647	5,426
Remeasurement of warrant liability	11,978	(779)
Exercise of warrants	(3,188)	—
Closing Balance	13,437	4,647

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2024.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2024	As of June 30, 2024	Rationale
Share Price	$19.80	$6.81	Closing share price on valuation date from external market source
Exercise Price	$7.24 to $14.36	$7.24 to $14.36	As per subscription agreement
Expected Term	4 to 6 years	5 to 6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.19%	91.91%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.48%	4.38%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$14.4322 to $16.9444	$3.9352 to $5.1211	Determined using Black-Scholes valuation model with the inputs above
Fair value	$13,437,429	$4,647,075	Fair value of 924,218 warrants of $13,437,429 as of December 31, 2024 and fair value of 1,112,340 warrants of $4,647,075 as of June 30, 2024.